JPMorgan SmartRetirement Blend 2040 Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.73%	9.23%
S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	8.28%		8.20%
JPM SMARTRETIREMENT BLEND 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.34%	8.01%		8.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.96%	7.53%		7.66%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.13%	6.66%		6.65%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.86%	5.64%		5.76%